Property, plant and equipment (Details) - Schedule of property, plant and equipment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Opening balance	R$ 108	R$ 172
Acquisitions
Acquisitions – business combination
Disposals
Transfers	200
Depreciation	(120)	(64)
Translation gains (losses)
Accounting balance, net	R$ 188	108
Annual depreciation rates (weighted average) - %	3.00%
Total cost	R$ 1,241	1,041
Accumulated depreciation	(1,053)	(933)
Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Opening balance	16,887	13,412
Acquisitions	2,111	2,829
Acquisitions – business combination		1,730
Disposals	(774)	(894)
Transfers	13,413	1,431
Depreciation	(2,673)	(1,464)
Translation gains (losses)	74	(157)
Accounting balance, net	R$ 29,038	16,887
Annual depreciation rates (weighted average) - %	7.00%
Total cost	R$ 41,022	22,975
Accumulated depreciation	(11,984)	(6,088)
Agricultural Vehicles and Machinery [Member]
Property, Plant and Equipment [Line Items]
Opening balance	20,157	18,334
Acquisitions	11,266	6,926
Acquisitions – business combination		341
Disposals	(627)	(5,154)
Transfers		766
Depreciation	(1,944)	(808)
Translation gains (losses)	131	(248)
Accounting balance, net	R$ 28,983	20,157
Annual depreciation rates (weighted average) - %	7.00%
Total cost	R$ 60,791	53,200
Accumulated depreciation	(31,808)	(33,043)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Opening balance	2,350	2,442
Acquisitions	506	455
Acquisitions – business combination		52
Disposals		(261)
Transfers		42
Depreciation	(489)	(359)
Translation gains (losses)	10	(21)
Accounting balance, net	R$ 2,377	2,350
Annual depreciation rates (weighted average) - %	10.00%
Total cost	R$ 4,843	4,292
Accumulated depreciation	(2,466)	(1,942)
Total in Operation [Member]
Property, Plant and Equipment [Line Items]
Opening balance	39,502	34,360
Acquisitions	13,883	10,210
Acquisitions – business combination		2,123
Disposals	(1,401)	(6,309)
Transfers	13,613	2,239
Depreciation	(5,226)	(2,695)
Translation gains (losses)	215	(426)
Accounting balance, net	60,586	39,502
Total cost	107,897	81,508
Accumulated depreciation	(47,311)	(42,006)
Property, Plant and Equipment in Progress [Member]
Property, Plant and Equipment [Line Items]
Opening balance
Acquisitions	13,400	461
Acquisitions – business combination
Disposals
Transfers	(13,400)	(461)
Depreciation
Translation gains (losses)
Accounting balance, net
Total cost
Accumulated depreciation
Sugarcane [Member]
Property, Plant and Equipment [Line Items]
Opening balance	70,888	81,565
Acquisitions	23,502	8,019
Acquisitions – business combination		4,916
Disposals	(185)
Transfers	(213)
Depreciation	(26,136)	(23,212)
Translation gains (losses)	(311)	(400)
Accounting balance, net	R$ 67,545	70,888
Annual depreciation rates (weighted average) - %	20.00%
Total cost	R$ 195,214	172,457
Accumulated depreciation	(127,669)	(101,569)
Total Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Opening balance	110,390	115,925
Acquisitions	50,785	18,690
Acquisitions – business combination		7,039
Disposals	(1,586)	(6,309)
Transfers		1,778
Depreciation	(31,362)	(25,907)
Translation gains (losses)	(96)	(826)
Accounting balance, net	128,131	110,390
Total cost	303,111	253,965
Accumulated depreciation	R$ (174,980)	R$ (143,575)